SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 6,677
Rental and other deposits	142,867	139,038
Accounts receivable collected by other third parties	2,433,181	1,885,077
Others	127,612	10,320
Total prepaid expenses and other current assets	$ 2,703,660	$ 2,041,112